Note 10 - Accrued expenses and other payables: Schedule of accrued expenses and other payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Accrued expenses (i)	$ 321,084	$ 279,394
Accrued payroll	1,349,637	1,032,493
Estimated warranty liabilities (ii)	71,944	40,396
Intercourse funds payable (iii)	168,601	97,722
Total accrued expenses and other payables	$ 1,911,266	$ 1,450,005